Payroll, staff and employee benefits obligations (Tables)	12 Months Ended
Dec. 31, 2020
Payroll, staff and employee benefits obligations
Schedule of liabilities for employee benefits obligations

As of December 31,
(M$)	2020	2019	2018
Pension benefits liabilities	3,111	2,651	2,545
Other benefits liabilities	700	742	669
Restructuring reserves (early retirement plans)	106	108	149
TOTAL	3,917	3,501	3,363
Net liabilities relating to assets held for sale	1	–	–

Schedule of fair value of the defined benefit obligation and plan assets

As of December 31,	Pension benefits			Other benefits
(M$)	2020	2019	2018	2020	2019	2018
Change in benefit obligation
Benefit obligation at beginning of year	12,285	11,501	12,872	742	669	705
Current service cost	244	214	236	19	13	14
Interest cost	217	295	296	11	17	17
Past service cost	—	4	(1)	—	—	(2)
Settlements	(10)	(20)	(141)	(3)	(9)	—
Plan participants' contributions	10	7	8	—	—	—
Benefits paid	(702)	(667)	(902)	(27)	(26)	(28)
Actuarial losses / (gains)	818	847	(372)	(89)	87	(29)
Foreign currency translation and other	729	104	(495)	47	(9)	(8)
Benefit obligation at year-end	13,591	12,285	11,501	700	742	669
Of which plans entirely or partially funded	12,830	11,584	10,864	—	—	—
Of which plans not funded	761	701	637	700	742	669
Change in fair value of plan assets
Fair value of plan assets at beginning of year	(9,769)	(9,145)	(10,205)	—	—	—
Interest income	(191)	(255)	(261)	—	—	—
Actuarial losses / (gains)	(517)	(745)	424	—	—	—
Settlements	2	11	129	—	—	—
Plan participants’ contributions	(10)	(7)	(8)	—	—	—
Employer contributions	(229)	(172)	(417)	—	—	—
Benefits paid	622	573	778	—	—	—
Foreign currency translation and other	(488)	(29)	415	—	—	—
Fair value of plan assets at year-end	(10,580)	(9,769)	(9,145)	—	—	—
UNFUNDED STATUS	3,011	2,516	2,356	700	742	669
Asset ceiling	36	34	28	—	—	—
NET RECOGNIZED AMOUNT	3,047	2,550	2,384	700	742	669
Pension benefits and other benefits liabilities	3,111	2,651	2,545	700	742	669
Other non-current assets	(65)	(101)	(161)	—	—	—
Net benefit liabilities relating to assets held for sale	1	—	—	—	—	—

Schedule of benefit amounts recognized, estimated future payments and actuarial assumptions

For the year ended December 31,	Pension benefits			Other benefits
(M$)	2020	2019	2018	2020	2019	2018
Current service cost	244	214	236	19	13	14
Past service cost	—	4	(1)	—	—	(2)
Settlements	(7)	(10)	(12)	(3)	(9)	—
Net interest cost	25	39	35	11	17	17
Benefit amounts recognized on Profit & Loss	262	247	258	27	21	29
- Actuarial (Gains) / Losses
* Effect of changes in demographic assumptions	(12)	(166)	(1)	(3)	(2)	(21)
* Effect of changes in financial assumptions	773	1,071	(354)	(1)	89	(3)
* Effect of experience adjustments	57	(59)	(17)	(85)	—	(5)
* Actual return on plan assets	(517)	(745)	424	—	—	—
- Effect of asset ceiling	—	3	(11)	—	—	—
Benefit amounts recognized on Equity	301	104	41	(89)	87	(29)
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	563	351	299	(62)	108	—

Estimated future payments
(M$)	Pension benefits	Other benefits
2021	874	37
2022	502	29
2023	426	28
2024	405	26
2025	392	26
2026-2030	2,243	130

Assumptions used to determine benefits obligations	Pension benefits			Other benefits
As of December 31,	2020	2019	2018	2020	2019	2018
Discount rate (weighted average for all regions)	1.28%	1.84%	2.68%	1.41%	1.71%	2.56%
Of which Euro zone	0.52%	0.73%	1.72%	0.68%	0.94%	1.87%
Of which United States	2.50%	3.25%	4.00%	2.50%	3.25%	4.00%
Of which United Kingdom	1.50%	2.25%	3.00%	-	-	-
Inflation rate (weighted average for all regions)	2.06%	2.20%	2.44%	-	-	-
Of which Euro zone	1.24%	1.21%	1.50%	-	-	-
Of which United States	2.50%	2.50%	2.50%	-	-	-
Of which United Kingdom	3.00%	3.25%	3.50%	-	-	-

Schedule of asset allocation

Asset allocation	Pension benefits
As of December 31,	2020	2019	2018
Equity securities	25%	25%	24%
Debt securities	45%	46%	47%
Monetary	2%	1%	1%
Annuity contracts	20%	20%	20%
Real estate	8%	8%	8%

Schedule of sensitivity analysis impact on benefit obligation

A 0.5% increase or decrease in discount rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2020	(908)	1,001

A 0.5% increase or decrease in inflation rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2020	613	(568)

Schedule of personnel expenses and Group employees

op
For the year ended December 31,	2020	2019	2018
Personnel expenses (M$)
Wages and salaries (including social charges)	8,908	8,922	9,099
Group employees at December 31,
France (DROM COM includ.)
● Management	14,016	13,848	13,484
● Other	21,886	22,831	22,929
International
● Management	17,102	16,821	16,856
● Other	52,472	54,276	51,191
TOTAL	105,476	107,776	104,460